Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Plan's Assets Carried at Fair Value by Level within Fair Value Hierarchy

The following tables set forth, by level within the fair value hierarchy, the Plan’s assets carried at fair value:

	Assets at Fair Value as of December 31, 2025		Assets at Fair Value as of December 31, 2024
	Level 1	Total	Level 1	Total
Corporate stock	$12,528,240	$12,528,240	$13,233,755	$13,233,755
Mutual funds	462,835,402	462,835,402	375,513,146	375,513,146
Self-directed brokerage accounts	40,157,550	40,157,550	28,542,463	28,542,463
Total assets in the fair value hierarchy	515,521,192	515,521,192	417,289,364	417,289,364
Investments measured at net asset value:
Common collective trust funds		1,143,818,577		1,030,855,017
Total investments, at fair value		$1,659,339,769		$1,448,144,381